Income Taxes - Narrative (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 689	$ 0
Unrecognized tax benefits that would affect the effective tax rate	0
Domestic Tax Authority
Income Tax Contingency [Line Items]
Tax losses carried forward	50,600
Tax losses carried forward, subject to expiration	15,600
Tax losses carried forward, not subject to expiration	35,000
Canada Revenue Agency
Income Tax Contingency [Line Items]
Tax losses carried forward	130,600
Canada Revenue Agency | Research Tax Credit Carryforward
Income Tax Contingency [Line Items]
Tax credit carryforward	111,100
Canada Revenue Agency | Investment Tax Credit Carryforward
Income Tax Contingency [Line Items]
Tax credit carryforward	15,900
Canada Revenue Agency | Provincial Investment Tax Credit Carryforward
Income Tax Contingency [Line Items]
Tax credit carryforward	$ 1,600